Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Summary of Basic and Diluted Earnings Per Share
Earnings amounts per share type are as follows:

	2023
	Per series	Per series	Per series	Per series
	"A" shares	"D" shares	"B" shares	"L" shares	Total
Consolidated net Income	9,551	5,618	1,896	3,161	20,226
Consolidated net income attributable to equity holders of the parent	9,225	5,426	1,831	3,054	19,536
Weighted average number of shares for basic earnings per share (millions of shares)	7,937	4,668	1,576	2,626	16,807
Earnings per share					1.16
	2022
	Per series	Per series	Per series	Per series
	"A" shares	"D" shares	"B" shares	"L" shares	Total
Consolidated net Income	Ps. 9,268	Ps. 5,451	Ps. 1,840	Ps. 3,067	Ps. 19,626
Consolidated net income attributable to equity holders of the parent	8,989	5,287	1,784	2,974	19,034
Weighted average number of shares for basic earnings per share (millions of shares)	7,937	4,668	1,576	2,626	16,807
Earnings per share					1.13
	2021
	Per series	Per series	Per series	Per series
	"A" shares	"D" shares	"B" shares	"L" shares	Total
Consolidated net Income	Ps. 7,712	Ps. 4,536	Ps. 1,531	Ps. 2,552	Ps. 16,331
Consolidated net income attributable to equity holders of the parent	7,418	4,363	1,473	2,454	15,708
Weighted average number of shares for basic earnings per share (millions of shares)	7,937	4,668	1,576	2,626	16,807
Earnings per share					0.93